Quarterly Holdings Report
for
Fidelity® SAI Conservative Income Municipal Bond Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CIM-NPRT1-0626
1.9910241.102
Municipal Securities - 100.2%
	Principal Amount (a)	Value ($)
Alabama - 6.5%
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (c)	505,000	505,458
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (c)	875,000	866,903
TOTAL ELECTRIC UTILITIES		1,372,361
General Obligations - 2.9%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	2,055,000	2,076,413
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	525,000	544,582
Black Belt Energy Gas District 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	350,000	356,048
Black Belt Energy Gas District 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	850,000	874,988
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	255,000	265,323
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	445,665
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	8,040,000	8,423,608
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (c)	13,330,000	13,393,107
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	796,085
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	1,510,000	1,584,999
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	430,760
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	142,996
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2026 (Pacific Life Insurance Co Guaranteed)	1,465,000	1,470,894
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2027 (Pacific Life Insurance Co Guaranteed)	1,065,000	1,086,064
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity and Life Co Guaranteed)	750,000	759,139
Southeast Energy Authority A Cooperative District 5% 7/1/2026 (Athene Annuity and Life Co Guaranteed)	550,000	550,648
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity and Life Co Guaranteed)	750,000	756,705
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	610,052
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	619,651
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	4,275,000	4,457,388
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2029 (JPMorgan Securities LLC Guaranteed)	1,945,000	2,053,216
TOTAL GENERAL OBLIGATIONS		41,698,331
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.47% 11/1/2042 VRDN (c)	1,771,000	1,771,000
Industrial Development - 0.7%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.47% 8/1/2036 VRDN (b)(c)	9,710,000	9,710,000
Synthetics - 2.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.39% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (c)(e)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 3.34% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,605,000	1,605,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.39% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.39% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	12,900,000	12,900,000
TOTAL SYNTHETICS		39,105,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	312,710
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	298,640
TOTAL WATER & SEWER		611,350
TOTAL ALABAMA		94,268,042
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	890,000	895,052
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	695,000	715,603
TOTAL ALASKA		1,610,655
Arizona - 5.4%
Electric Utilities - 2.2%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.29% 5/1/2029 VRDN (c)	17,300,000	17,300,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.29% 5/1/2029 VRDN (c)	13,600,000	13,600,000
TOTAL ELECTRIC UTILITIES		30,900,000
General Obligations - 0.2%
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	2,400,000	2,425,901
Health Care - 0.5%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,387,870
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,780,814
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (c)	1,500,000	1,501,264
TOTAL HEALTH CARE		7,669,948
Housing - 0.9%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	5,460,000	5,405,540
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (c)	1,082,000	1,089,049
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (c)	6,645,000	6,591,376
TOTAL HOUSING		13,085,965
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,390,264
Resource Recovery - 0.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 2.95% tender 12/1/2035 (b)(c)	3,500,000	3,500,000
Synthetics - 0.7%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.32% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,094,031	1,094,031
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.37% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	9,350,000	9,350,000
TOTAL SYNTHETICS		10,444,031
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (b)	2,430,000	2,436,944
TOTAL ARIZONA		77,853,053
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.47% 6/1/2028 VRDN (b)(c)	1,900,000	1,900,000
California - 9.6%
Electric Utilities - 0.2%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	2,535,000	2,659,192
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (b)	5,000	4,999
General Obligations - 0.2%
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity and Life Co Guaranteed)	1,000,000	1,005,900
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,857,407
TOTAL GENERAL OBLIGATIONS		2,863,307
Housing - 0.8%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 0% tender 5/1/2056 (c)(f)	9,428,000	9,415,870
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (c)	2,863,000	2,854,695
TOTAL HOUSING		12,270,565
Resource Recovery - 3.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.25% tender 7/1/2051 (b)(c)	300,000	299,888
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	7,300,000	7,294,573
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.8% tender 3/1/2056 (b)(c)	2,300,000	2,298,453
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 2.875% tender 11/1/2046 (b)(c)	2,750,000	2,748,757
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (c)(h)	4,000,000	4,007,025
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	8,200,000	8,219,822
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020, 2.875% tender 10/1/2045 (b)(c)	5,250,000	5,247,626
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	6,250,000	6,248,798
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	7,200,000	7,240,987
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,020,000	2,007,483
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 2.875% tender 7/1/2043 (b)(c)(h)	3,700,000	3,694,185
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	1,050,000	1,052,223
TOTAL RESOURCE RECOVERY		50,359,820
Synthetics - 3.1%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.39% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	16,315,000	16,315,000
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 3.34% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	4,300,000	4,300,000
California Hsg Fin Agy Ltd Oblig Participating VRDN Series 2023 XF3127, 3.37% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,010,000	1,010,000
California Hsg Fin Agy Ltd Oblig Participating VRDN Series 2025 XF3435, 3.37% 10/6/2026 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	3,165,000	3,165,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.27% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	850,000	850,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.37% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,070,000	5,070,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 3.37% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	14,100,000	14,100,000
TOTAL SYNTHETICS		44,810,000
Transportation - 1.8%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	1,310,000	1,311,074
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (b)	430,000	430,353
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (b)	8,590,000	8,790,580
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	5,700,000	5,947,063
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (b)	3,485,000	3,636,055
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (b)	295,000	295,242
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (b)	1,000,000	1,000,000
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (b)	2,160,000	2,160,000
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (b)	2,190,000	2,232,470
TOTAL TRANSPORTATION		25,802,837
TOTAL CALIFORNIA		138,770,720
Colorado - 1.6%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.44% 6/1/2029, LOC Deutsche Bank AG VRDN (c)	435,000	435,000
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,374,091
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (c)	3,480,000	3,502,195
TOTAL HEALTH CARE		5,876,286
Housing - 0.4%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (c)	2,910,000	2,911,178
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 0% tender 5/1/2042 (c)(f)	2,200,000	2,199,542
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (c)	1,158,000	1,158,000
TOTAL HOUSING		6,268,720
Synthetics - 0.6%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.39% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(e)	7,470,000	7,470,000
Transportation - 0.2%
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (b)	1,820,000	1,842,470
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	1,625,000	1,674,811
TOTAL TRANSPORTATION		3,517,281
TOTAL COLORADO		23,567,287
Connecticut - 0.9%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	1,800,000	1,805,926
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (c)	1,135,000	1,135,724
TOTAL EDUCATION		2,941,650
General Obligations - 0.3%
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	464,999
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	256,325
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	241,410
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Inc Insured)	1,810,000	1,859,367
West Haven CT Gen. Oblig. BAN 4.25% 6/24/2026	1,900,000	1,902,393
TOTAL GENERAL OBLIGATIONS		4,724,494
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,744,666
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,666,416
TOTAL HEALTH CARE		5,411,082
TOTAL CONNECTICUT		13,077,226
District Of Columbia - 1.2%
General Obligations - 1.1%
District Columbia Gen. Oblig. 3.27% 6/1/2051 VRDN (c)	16,300,000	16,300,000
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (c)	900,000	897,826
TOTAL DISTRICT OF COLUMBIA		17,197,826
District Of Columbia,Virginia - 0.9%
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (b)	610,000	615,143
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (b)	1,000,000	1,028,333
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (b)	715,000	721,028
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (b)	2,305,000	2,416,446
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (b)	1,770,000	1,784,922
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (b)	4,035,000	4,149,325
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2026 (b)	675,000	680,691
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (b)	550,000	565,583
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2028 (b)	1,250,000	1,310,437
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,271,908
Florida - 7.6%
General Obligations - 0.1%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,785,000	1,791,580
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	380,000	381,994
TOTAL GENERAL OBLIGATIONS		2,173,574
Health Care - 0.4%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	442,275
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,027,150
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (c)	1,045,000	1,057,060
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	2,730,000	2,753,699
TOTAL HEALTH CARE		5,280,184
Housing - 0.6%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (c)	2,910,000	2,910,680
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (c)	2,500,000	2,505,339
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (c)	1,390,000	1,390,567
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (c)	1,900,000	1,900,649
TOTAL HOUSING		8,707,235
Resource Recovery - 1.0%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,410,000	1,415,571
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (b)	825,000	829,551
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 3.45% tender 11/1/2041 (b)(c)	4,750,000	4,750,238
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,700,000	7,705,826
TOTAL RESOURCE RECOVERY		14,701,186
Special Tax - 1.6%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.83% 9/1/2032 (Liquidity Facility Florida St) VRDN (c)	22,960,000	22,960,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,007,854
TOTAL SPECIAL TAX		23,967,854
Synthetics - 3.5%
Florida Dev Fin Corp Rev Participating VRDN 3.75% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,500,000	4,500,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.29% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(e)	18,995,000	18,995,000
Greater Orlando Aviation Auth Participating VRDN 3.48% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	4,745,000	4,745,000
Lee Cnty FL Airport Participating VRDN Series 2025 XM1239, 3.55% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	8,160,000	8,160,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.32% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	585,000	585,000
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Participating VRDN 3.34% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,050,000	1,050,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 3.39% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	4,800,000	4,800,000
Palm Beach Cnty FL Health Facs Participating VRDN Series 2023 003, 3.44% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,570,000	6,570,000
TOTAL SYNTHETICS		49,405,000
Transportation - 0.4%
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (b)	730,000	747,116
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (b)	3,000,000	3,085,000
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (b)	350,000	366,505
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (b)	1,225,000	1,234,613
TOTAL TRANSPORTATION		5,433,234
TOTAL FLORIDA		109,668,267
Georgia - 2.0%
Electric Utilities - 0.5%
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.48% 11/1/2062 VRDN (b)(c)	1,100,000	1,100,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (c)	610,000	610,981
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (c)	1,180,000	1,193,634
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (c)	1,085,000	1,085,276
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	135,000	135,523
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,127,801
TOTAL ELECTRIC UTILITIES		6,253,215
General Obligations - 0.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (c)	3,825,000	3,879,255
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (c)	2,165,000	2,192,943
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	252,297
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	254,328
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (c)	1,760,000	1,832,806
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	246,479
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	111,169
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	405,860
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	201,207
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	362,879
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	405,860
TOTAL GENERAL OBLIGATIONS		10,145,083
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (c)	2,375,000	2,382,434
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (c)	2,250,000	2,253,711
TOTAL HOUSING		4,636,145
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.37% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	1,064,857	1,064,857
Transportation - 0.5%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (b)	4,495,000	4,604,602
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (b)	2,545,000	2,702,772
TOTAL TRANSPORTATION		7,307,374
TOTAL GEORGIA		29,406,674
Hawaii - 0.6%
Housing - 0.6%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (c)	6,795,000	6,828,747
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (c)	2,000,000	2,002,969
TOTAL HAWAII		8,831,716
Illinois - 3.2%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	365,691
General Obligations - 0.9%
Illinois St Gen. Oblig. 5% 2/1/2027	6,400,000	6,500,383
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	535,630
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	556,888
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	300,261
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,460,000
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	915,000
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	645,549
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	466,917
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	150,000	152,024
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Inc Insured)	225,000	232,638
TOTAL GENERAL OBLIGATIONS		11,765,290
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	149,865
Housing - 0.3%
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (c)	4,650,000	4,657,304
Special Tax - 0.0%
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (g)	410,000	408,492
Synthetics - 1.2%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 3.24% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	7,300,000	7,300,001
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.6% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,175,000	1,175,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.52% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	1,800,000	1,800,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.39% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,800,000	6,800,000
TOTAL SYNTHETICS		17,075,001
Transportation - 0.6%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (b)	365,000	370,240
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (b)	1,000,000	1,013,695
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (b)	1,000,000	1,035,106
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (b)	6,465,000	6,691,957
TOTAL TRANSPORTATION		9,110,998
Water & Sewer - 0.2%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,425,000	2,463,863
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,110,000	1,155,423
TOTAL WATER & SEWER		3,619,286
TOTAL ILLINOIS		47,151,927
Indiana - 0.6%
Electric Utilities - 0.4%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (c)	5,470,000	5,576,063
Resource Recovery - 0.2%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 2.9% tender 5/1/2028 (b)(c)	2,450,000	2,449,398
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (b)	765,000	774,816
TOTAL INDIANA		8,800,277
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (b)	220,000	222,330
Kansas - 0.3%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	407,135
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (c)	3,200,000	3,220,935
Special Tax - 0.1%
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 3.2% 9/1/2026 (f)(h)	830,000	830,005
TOTAL KANSAS		4,458,075
Kentucky - 5.3%
Education - 2.8%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 3.28% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	40,700,000	40,700,000
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,762,342
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	636,244
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,040,090
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,378,246
TOTAL GENERAL OBLIGATIONS		4,054,580
Industrial Development - 1.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.85% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.85% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,000
TOTAL INDUSTRIAL DEVELOPMENT		20,260,000
Resource Recovery - 0.0%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010B, 2.55% tender 5/1/2028 (c)	620,000	619,651
Synthetics - 0.5%
Bowling Green KY Indl Bldg Rev Series 2026 MS0090, SIFMA Municipal Swap Index + 0.18%, 3.27% tender 12/1/2027 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)(i)	7,305,000	7,305,000
TOTAL KENTUCKY		77,701,573
Louisiana - 3.6%
Industrial Development - 2.7%
St James Parish LA Rev (Nucor Corp Proj.) 3.44% 11/1/2040 VRDN (c)	35,825,000	35,825,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (c)	2,940,000	2,945,399
TOTAL INDUSTRIAL DEVELOPMENT		38,770,399
Synthetics - 0.4%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.37% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	6,400,000	6,400,000
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2027 (b)	2,260,000	2,288,848
New Orleans LA Aviation Board 5% 1/1/2028 (b)	4,255,000	4,394,526
TOTAL TRANSPORTATION		6,683,374
TOTAL LOUISIANA		51,853,773
Maryland - 0.9%
Synthetics - 0.9%
Baltimore County Gen. Oblig. Participating VRDN 3.44% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.44% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (c)(e)	6,015,000	6,015,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.32% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.44% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,935,000	2,935,000
TOTAL MARYLAND		12,725,000
Massachusetts - 1.1%
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (g)	3,385,000	3,385,000
General Obligations - 0.9%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	4,000,000	4,036,850
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	1,800,000	1,815,923
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	4,900,000	4,927,238
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,502,686
TOTAL GENERAL OBLIGATIONS		13,282,697
TOTAL MASSACHUSETTS		16,667,697
Michigan - 2.2%
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,153,958
General Obligations - 0.7%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,180,000
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,260,398
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	697,542
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Inc Insured)	1,000,000	1,000,000
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	850,000
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,000,001
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,534,760
TOTAL GENERAL OBLIGATIONS		9,522,701
Health Care - 0.4%
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	5,195,000	5,532,353
Housing - 0.0%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (c)	2,110,000	2,087,747
Synthetics - 0.0%
Grand Traverse Cnty MI Economic Dev Corp Rev Participating VRDN Series 2023 XF3120, 3.37% 12/1/2065 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	560,000	559,999
Transportation - 0.7%
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (b)	3,080,000	3,114,101
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (b)	6,340,000	6,536,330
TOTAL TRANSPORTATION		9,650,431
TOTAL MICHIGAN		32,507,189
Minnesota - 0.9%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	212,820
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,034,609
TOTAL ELECTRIC UTILITIES		1,247,429
General Obligations - 0.1%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	988,817
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	623,356
TOTAL GENERAL OBLIGATIONS		1,612,173
Health Care - 0.5%
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2028 (f)	2,940,000	3,063,552
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2030 (f)	3,530,000	3,809,143
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	202,098
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	267,441
TOTAL HEALTH CARE		7,342,234
Synthetics - 0.2%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.32% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	2,600,000	2,600,000
TOTAL MINNESOTA		12,801,836
Mississippi - 0.3%
Education - 0.2%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (c)	3,325,000	3,192,482
Electric Utilities - 0.1%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.5% 11/1/2052 VRDN (b)(c)	1,000,000	1,000,000
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2026	750,000	751,059
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2027	125,000	127,492
TOTAL GENERAL OBLIGATIONS		878,551
TOTAL MISSISSIPPI		5,071,033
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	877,000	888,315
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.6% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(e)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.32% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	1,130,499	1,130,499
TOTAL SYNTHETICS		3,440,499
TOTAL MISSOURI		4,328,814
Nebraska - 0.5%
Housing - 0.3%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (c)	3,740,000	3,764,142
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.47% 11/1/2026 VRDN (b)(c)	2,400,000	2,400,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.47% 6/1/2028 VRDN (b)(c)	600,000	600,000
TOTAL INDUSTRIAL DEVELOPMENT		3,000,000
TOTAL NEBRASKA		6,764,142
Nevada - 0.1%
Housing - 0.1%
Nevada Hsg Div 0% tender 6/1/2045 (c)(f)	1,840,000	1,840,000
New Hampshire - 1.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (b)	110,000	111,185
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	390,212
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	620,883
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	675,796
TOTAL HOUSING		1,686,891
Resource Recovery - 1.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,867,522
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,200,000	4,202,083
TOTAL RESOURCE RECOVERY		15,069,605
Synthetics - 0.4%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.39% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (c)(d)(e)	6,000,000	6,000,000
TOTAL NEW HAMPSHIRE		22,867,681
New Jersey - 3.1%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (b)	365,000	369,268
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (b)	1,125,000	1,158,023
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (b)	3,085,000	3,175,556
TOTAL EDUCATION		4,702,847
General Obligations - 2.0%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	16,300,000	16,321,720
Ho & Ho Kus NJ Gen. Oblig. BAN 4% 4/30/2027 (f)	2,700,000	2,723,707
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (h)	1,060,000	1,068,102
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,323,225
Newark NJ BAN 4.5% 5/7/2026	7,500,000	7,501,451
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	591,862
TOTAL GENERAL OBLIGATIONS		29,530,067
Housing - 0.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	3,995,000	3,994,170
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,145,796
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,092,153
TOTAL NEW JERSEY		45,465,033
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 5% 10/15/2027 (b)	1,505,000	1,552,120
Port Auth NY & NJ Series 242, 5% 12/1/2026 (b)	3,155,000	3,196,538
TOTAL NEW JERSEY,NEW YORK		4,748,658
New Mexico - 0.5%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (b)	80,000	81,326
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (c)	5,585,000	5,601,250
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.44% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (c)(e)	1,330,000	1,330,000
TOTAL NEW MEXICO		7,012,576
New York - 7.0%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	145,463
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (c)	3,700,000	3,702,331
General Obligations - 4.0%
City of Long Beach NY Gen. Oblig. BAN 4% 5/5/2027 (f)	9,010,000	9,115,882
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,647,004
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,055,981
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	721,800
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	6,100,000	6,108,071
New Hartford NY Cent Sch Dist BAN Series 2025, 4% 6/25/2026	2,900,000	2,904,794
North Tonawanda NY BAN 4% 5/14/2027 (f)	8,729,349	8,814,024
Ogdensburg NY Enlrg Cty Sch Ds BAN Series 2025, 4% 7/22/2026	3,900,000	3,908,920
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,700,000	7,708,821
Town of Dryden NY Gen. Oblig. BAN Series 2026, 4% 1/19/2027	5,795,281	5,840,135
TOTAL GENERAL OBLIGATIONS		57,825,432
Housing - 0.7%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (c)	593,000	606,263
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (c)	2,620,000	2,551,807
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (c)	675,000	675,173
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (c)	6,430,000	6,430,990
TOTAL HOUSING		10,264,233
Special Tax - 0.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	750,000	776,689
NY Payroll Mobility Tax 2% tender 5/15/2045 (c)	365,000	364,889
TOTAL SPECIAL TAX		1,141,578
Synthetics - 1.8%
Liberty NY Dev Corp Rev Participating VRDN 3.44% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (c)(e)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.34% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.34% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.44% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (c)(e)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.54% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)	16,010,000	16,010,000
TOTAL SYNTHETICS		25,481,500
Transportation - 0.1%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	739,116
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (b)	1,825,000	1,842,201
TOTAL TRANSPORTATION		2,581,317
TOTAL NEW YORK		101,141,854
North Carolina - 0.6%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	3,000,000	2,995,239
Health Care - 0.1%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (c)	1,635,000	1,647,556
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (c)	4,550,000	4,584,448
TOTAL NORTH CAROLINA		9,227,243
Ohio - 1.5%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (c)	420,000	415,086
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	400,000
TOTAL EDUCATION		815,086
Electric Utilities - 0.7%
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,865,539
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (b)	3,845,000	3,860,994
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026 (Escrowed to Maturity)	3,525,000	3,525,000
TOTAL ELECTRIC UTILITIES		10,251,533
Health Care - 0.6%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (c)	3,335,000	3,317,684
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.63% 1/15/2045 VRDN (c)	4,770,000	4,770,000
TOTAL HEALTH CARE		8,087,684
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (c)	765,000	770,801
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	76,373
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	155,826
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	120,854
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	102,963
TOTAL HOUSING		1,226,817
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	709,379
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	482,328
TOTAL WATER & SEWER		1,191,707
TOTAL OHIO		21,572,827
Oklahoma - 1.3%
General Obligations - 0.6%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	125,000	126,079
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	145,000	149,374
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,095,945
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,849,099
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	912,639
TOTAL GENERAL OBLIGATIONS		9,133,136
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.73% 8/15/2031 VRDN (c)	4,250,000	4,250,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (c)	1,000,000	1,000,460
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (c)	3,720,000	3,731,699
TOTAL HOUSING		4,732,159
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.32% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	942,957	942,957
TOTAL OKLAHOMA		19,058,252
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026	240,000	240,909
Port of Portland Arpt Rev 5% 7/1/2028 (b)	2,500,000	2,613,327
TOTAL OREGON		2,854,236
Pennsylvania - 6.6%
General Obligations - 0.6%
Pennsylvania St 5% 9/1/2026	4,640,000	4,675,699
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,155,393
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	3,310,000	3,327,784
TOTAL GENERAL OBLIGATIONS		9,158,876
Health Care - 2.1%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	2,280,000	2,294,725
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.9% 9/1/2050 VRDN (c)	11,220,000	11,220,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.9% 9/1/2050 VRDN (c)	16,595,000	16,595,000
TOTAL HEALTH CARE		30,109,725
Resource Recovery - 3.6%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3% tender 6/1/2044 (b)(c)	12,500,000	12,494,716
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 2.95% tender 4/1/2034 (b)(c)	8,000,000	7,996,333
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 3.25% tender 4/1/2049 (b)(c)	1,900,000	1,899,288
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 2.95% tender 4/1/2049 (b)(c)	1,800,000	1,799,175
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,242,349
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,800,000	7,810,560
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,135,260
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,600,000	7,604,379
TOTAL RESOURCE RECOVERY		52,982,060
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (b)	375,000	380,011
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (b)	310,000	314,493
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (b)	365,000	366,216
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (b)	1,780,000	1,785,417
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (b)	1,145,000	1,171,060
TOTAL TRANSPORTATION		4,017,197
TOTAL PENNSYLVANIA		96,267,858
Rhode Island - 0.0%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	350,568
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	265,883
TOTAL RHODE ISLAND		616,451
South Carolina - 0.3%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	433,627
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.47% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.2%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.44% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,700,000	2,700,000
TOTAL SOUTH CAROLINA		4,033,627
Tennessee - 0.7%
Health Care - 0.6%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	7,785,000	8,272,225
Resource Recovery - 0.0%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 2.95% tender 7/2/2035 (b)(c)	400,000	400,000
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.32% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	884,342	884,342
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (b)	245,000	245,675
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (b)	975,000	997,191
TOTAL TRANSPORTATION		1,242,866
TOTAL TENNESSEE		10,799,433
Texas - 15.0%
Education - 0.1%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2028 (b)	1,150,000	1,179,219
Electric Utilities - 1.1%
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (c)	6,275,000	6,269,413
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (c)	2,340,000	2,329,763
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (c)	6,800,000	6,760,635
TOTAL ELECTRIC UTILITIES		15,359,811
Escrowed/Pre-Refunded - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (c)	2,545,000	2,548,096
General Obligations - 3.7%
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	2,810,000	2,848,652
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (c)	4,350,000	4,446,511
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	5,550,000	5,552,595
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	719,576
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,551,189
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	2,065,000	2,215,431
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2026	1,395,000	1,404,050
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,365,582
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (c)	3,255,000	3,325,343
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	6,455,000	6,534,613
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	3,385,000	3,383,680
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (c)	4,670,000	4,696,324
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (c)	605,000	606,990
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (c)	4,200,000	4,212,719
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	470,201
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (b)	370,000	372,388
TOTAL GENERAL OBLIGATIONS		54,705,844
Housing - 1.8%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (c)	7,145,000	7,150,139
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (c)	2,855,000	2,861,763
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (c)	1,138,000	1,152,683
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	620,000	622,676
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (c)	3,325,000	3,347,555
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (c)	1,400,000	1,397,592
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (c)	3,840,000	3,858,651
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (c)	5,305,000	5,347,062
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (c)	785,000	787,937
TOTAL HOUSING		26,526,058
Industrial Development - 5.3%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.47% 8/1/2038 VRDN (b)(c)	1,285,000	1,285,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.33% 11/1/2040 VRDN (c)	28,825,000	28,825,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.38% 12/1/2027 VRDN (b)(c)	33,600,000	33,600,001
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.75% 11/1/2040 VRDN (c)	11,900,000	11,900,000
TOTAL INDUSTRIAL DEVELOPMENT		75,610,001
Resource Recovery - 0.3%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3% tender 5/1/2050 (b)(c)	1,400,000	1,400,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,571,869
TOTAL RESOURCE RECOVERY		3,971,869
Synthetics - 0.6%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.32% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	732,488	732,488
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.32% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (c)(d)(e)	7,603,517	7,603,517
TOTAL SYNTHETICS		8,336,005
Transportation - 1.9%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2027 (b)(f)	460,000	473,676
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2028 (b)(f)	730,000	765,543
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2029 (b)(f)	560,000	595,258
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	26,175,000	26,443,637
TOTAL TRANSPORTATION		28,278,114
TOTAL TEXAS		216,515,017
Utah - 0.5%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (c)	900,000	904,123
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (c)	1,765,000	1,768,956
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.5% 4/1/2028 VRDN (c)	1,040,000	1,040,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (b)	365,000	366,216
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (b)	345,000	352,851
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2026 (b)	500,000	501,666
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (b)	2,020,000	2,065,975
TOTAL TRANSPORTATION		3,286,708
TOTAL UTAH		6,999,787
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (b)	620,000	621,189
Virginia - 1.4%
Electric Utilities - 0.4%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (c)	1,200,000	1,210,176
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (c)	1,020,000	1,028,193
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (c)	1,600,000	1,612,852
York Cnty VA Economic Dev Auth Pollutn Ctl Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.65% tender 5/1/2033 (c)	1,400,000	1,411,872
TOTAL ELECTRIC UTILITIES		5,263,093
Synthetics - 1.0%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.34% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (c)(e)	12,140,000	12,140,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.44% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (c)(e)	2,615,000	2,615,000
TOTAL SYNTHETICS		14,755,000
TOTAL VIRGINIA		20,018,093
Washington - 2.0%
Health Care - 0.7%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	9,770,000	10,354,829
Housing - 0.7%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (c)	8,585,000	8,644,986
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	442,682
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	808,000	809,211
TOTAL HOUSING		9,896,879
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 3.37% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (c)(e)	3,000,000	3,000,000
Transportation - 0.4%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (b)	3,225,000	3,225,000
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (b)	1,500,000	1,530,429
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (b)	575,000	577,770
Port Seattle WA Rev Series B, 5% 10/1/2027 (b)	365,000	365,337
TOTAL TRANSPORTATION		5,698,536
TOTAL WASHINGTON		28,950,244
West Virginia - 1.1%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (c)	4,395,000	4,476,392
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.71% 6/1/2033 VRDN (c)	2,480,000	2,480,000
Industrial Development - 0.6%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,940,000	2,961,502
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 3.47% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	6,000,000	6,000,001
TOTAL INDUSTRIAL DEVELOPMENT		8,961,503
TOTAL WEST VIRGINIA		15,917,895
Wisconsin - 0.7%
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,113,909
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	3,600,000	3,627,411
TOTAL GENERAL OBLIGATIONS		4,741,320
Health Care - 0.1%
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2026	575,000	575,876
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2027	370,000	377,893
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	440,000	465,835
TOTAL HEALTH CARE		1,419,604
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	265,000	265,125
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (h)	2,445,000	2,451,375
Resource Recovery - 0.1%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A 3, 2.95% tender 9/1/2027 (b)(c)	750,000	750,000
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (b)	290,000	293,228
TOTAL WISCONSIN		9,920,652
TOTAL MUNICIPAL SECURITIES (Cost $1,455,292,129)		1,456,925,646

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $29,857,017)	3.54	29,851,047	29,857,017

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $1,485,149,146)	1,486,782,663
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(33,271,384)
NET ASSETS - 100.0%	1,453,511,279

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,897,834 or 3.4% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Zero coupon bond which is issued at a discount.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,050,692 or 0.8% of net assets.

(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.32% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,094,031

Bowling Green KY Indl Bldg Rev Series 2026 MS0090, SIFMA Municipal Swap Index + 0.18%, 3.27% tender 12/1/2027 (Liquidity Facility Morgan Stanley Bank NA)	1/8/2026	7,305,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.27% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	850,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 3.37% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,070,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 3.37% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	14,100,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.32% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	732,488

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.32% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	884,342

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.32% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	585,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 3.39% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	6,000,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.32% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,600,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.32% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,130,499

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.32% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	942,956

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.32% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	62,318,128	74,779,881	107,240,992	268,320	-	-	29,857,017	29,851,047	0.8%
Total	62,318,128	74,779,881	107,240,992	268,320	-	-	29,857,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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